Revenue and Receivables	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
RevenueFromContractWithCustomerAndReceivables [Abstract]
Revenue and Receivables
Note 2 Revenue and Receivables
The Company applies the following five steps in order to recognize revenue from contracts with customers: (i) identify the contract(s) with a customer; (ii) identify the performance obligation(s) in the contract; (iii) determine the transaction price; (iv) allocate the transaction price to the performance obligation(s) in the contract; and (v) recognize revenue when (or as) the entity satisfies a performance obligation. The Company only applies the five-step model to contracts when it is probable that the entity will collect the consideration it is entitled to in exchange for the goods or services it transfers to the customer.
At contract inception, the Company assesses whether the goods or services promised within the contract represent a performance obligation. A performance obligation is a promise in a contract to transfer a distinct good or service to the customer. For contracts with multiple performance obligations, the Company allocates the contract’s transaction price to each performance obligation on a relative basis using the best estimate of the stand-alone selling price of each performance obligation, which is estimated using the expected-cost-plus-margin approach. Generally, the Company’s contracts with customers are structured such that the customer has the option to purchase additional goods or services. Customer options to purchase additional goods or services do not represent a separate performance obligation as the prices for such options reflect the stand-alone selling prices for the additional goods or services. The majority of the Company’s contracts with customers have a single performance obligation.
The Company recognizes the transaction price allocated to the respective performance obligation as revenue as the performance obligation is satisfied. The majority of the Company’s contracts with customers relate to the creation of specialized assets that do not have alternative use and entitle the Company to an enforceable right to payment for performance completed to date. Accordingly, the Company generally measures progress towards the satisfaction of a performance obligation over time using the cost-to-cost
input method.
Payments for costs not yet incurred or for costs incurred in anticipation of providing a good or service under a contract with a customer in the future are included in prepaid expenses and other current assets on the condensed consolidated balance sheets.
Estimate-at-Completion
(“EAC”)
As the majority of the Company’s revenue is recognized over time using the cost-to-cost
input method, the recognition of revenue and the estimate of cost-at-completion
is complex, subject to many variables and requires significant judgment.
EAC represents the total estimated
cost-at-completion
and is comprised of direct material, direct labor and manufacturing overhead applicable to a performance obligation. There is a company-wide standard and periodic EAC process in which the Company reviews the progress and execution of outstanding performance obligations. As part of this process, the Company reviews information including, but not limited to, any outstanding key contract matters, progress towards completion and the related program schedule, identified risks and opportunities and the related changes in estimates of revenues and costs. The risks and opportunities include the Company’s judgment about the ability and cost to achieve the schedule (e.g., the number and type of milestone events), technical requirements (e.g., a newly-developed product versus a mature product) and other contract requirements. The Company must make assumptions and estimates regarding labor productivity and availability, the complexity of the work to be performed, the availability of materials, the length of time to complete the performance obligation (e.g., to estimate increases in wages and prices for materials and related support cost allocations), execution by subcontractors, the availability and timing of funding from customers and overhead cost rates, among other variables.
Based on the results of the periodic EAC process, any adjustments to revenue, cost of sales, and the related impact to gross profit are recognized on a cumulative catch-up
basis in the period they become known. These adjustments may result from positive program performance, and may result in an increase in gross profit during the performance of individual performance obligations, if it is determined the Company will be successful in mitigating risks surrounding the technical, schedule and cost aspects of those performance obligations or realizing related opportunities. Likewise, these adjustments may result in a decrease in gross profit if it is determined the Company will not be successful in mitigating these risks or realizing related opportunities. A significant change in one or more of these estimates could affect the profitability of one or more of the Company’s performance obligations.
Contract modifications often relate to changes in contract specifications and requirements. Contract modifications are considered to exist when the modification either creates new or changes the existing enforceable rights and obligations. Most of the Company’s contract modifications are for goods or services that are not distinct from the existing contract due to the significant integration service provided in the context of the contract and are accounted for as if they were part of that existing contract. The effect of a contract modification on the transaction price, and the measure of progress for the performance obligation to which it relates, is recognized as an adjustment to revenue either as an increase in or a reduction of revenue on a cumulative catch-up
basis.
Some of the Company’s long-term contracts contain award fees, incentive fees, or other provisions that can either increase or decrease the transaction price. These variable amounts generally are awarded upon achievement of certain performance metrics, program milestones or cost targets and can be based upon customer discretion. Variable consideration is estimated at the most likely amount to which the Company is expected to be entitled. Estimated amounts are included in the transaction price to the extent it is probable that a significant reversal of cumulative revenue recognized will not occur when the uncertainty associated with the variable consideration is resolved. Estimates of variable consideration and determination of whether to include estimated amounts in the transaction price are based largely on an assessment of the Company’s anticipated performance and all information (historical, current, and forecasted) that is reasonably available. The unfunded portion of enforceable contracts are accounted for as variable consideration.
Disaggregation of Revenue
Below is a summary of the Company’s accounting by type of revenue:

•
Mission Support: Mission support services primarily relate to the integrated design, manufacture and final assembly of satellites for government and commercial entities. Revenue associated with mission support services is recognized over time using the cost-to-cost
input method. Mission support services are generally either firm-fixed price or cost-plus fee arrangements.

•
Launch Support: Launch support services relates to the design and manufacture of deployment systems in order to launch satellites for government and commercial customers. In addition, the Company will assist in the launch of a satellite into space by coordinating and securing launch opportunities with launch providers on behalf of a customer. Revenue associated with launch support services is recognized over time using the cost-to-cost
input method. In certain instances, revenue associated with ensuring a successful launch of the satellite into space is recognized at a point in time when certain contractual milestones are achieved and invoiced. Launch support services are generally firm-fixed price arrangements.

•
Operations: Operations relates to the monitoring or operation of satellites in orbit on behalf of a customer. Revenue associated with operations is recognized monthly at a fixed contractual rate. Accordingly, the revenue is recognized in proportion to the amount it has the right to invoice for services performed.

•
Studies, Design and Other: Studies, design and other services primarily relate to special consulting studies and other design projects for government and commercial entities. Revenue associated with studies, design and other services is primarily recognized over time using the cost-to-cost
input method. Studies, design, and other are generally either firm-fixed price or cost-plus fee arrangements.

The following tables presents the Company’s disaggregated revenue by offering and customer type for the periods presented:

	Three Months Ended March 31,
(in thousands)	2022	2021
Mission support	$12,770	$8,747
Launch support	36	692
Operations	192	644
Studies, design and other	122	411

Revenue	$13,120	$10,494

	Three Months Ended March 31,
(in thousands)	2022	2021
U.S. Government contracts
Fixed price	$8,492	$5,478
Cost-plus fee	2,272	676

	10,764	6,154

Foreign government contracts
Fixed price	556	543
Commercial contracts
Fixed price, U.S.	1,650	2,192
Fixed price, International	150	1,577
Cost-plus fee	—	28

	1,800	3,797

Revenue	$13,120	$10,494

For contracts in which the U.S. Government is the ultimate customer, the Company follows U.S. Government procurement and accounting standards in assessing the allowability and the allocability of costs to contracts. Due to the significance of the judgments and estimation processes, it is likely that materially different amounts could be recorded if different assumptions were used or if the underlying circumstances were to change. The Company monitors the consistent application of its critical accounting policies and compliance with contract accounting. Business operations personnel conduct periodic contract status and performance reviews. When adjustments in estimated contract revenues or costs are determined, any material changes from prior estimates are included in earnings in the current period. Also, regular and recurring evaluations of contract cost, scheduling and technical matters are performed by Company personnel who are independent from the business operations personnel performing work under the contract. Costs incurred and allocated to contracts with the U.S. Government are subject to audit by the Defense Contract Audit Agency for compliance with regulatory standards.
Remaining Performance Obligations
Revenue from remaining performance obligations is calculated as the aggregate amount of the transaction price allocated to performance obligations that are unsatisfied (or partially unsatisfied) as of the end of the reporting period on executed contracts, including both funded (firm orders for which funding is authorized and appropriated) and unfunded portions of such contracts. Remaining performance obligations exclude contracts in which the Company recognizes revenue in proportion to the amount it has the right to invoice for services performed and does not include unexercised contract options and potential orders under indefinite delivery/indefinite quantity contracts.
As of March 31, 2022, the Company had approximately $221.8 million of remaining performance obligations. The Company estimates that approximately 98% of the remaining performance obligations as of March 31, 2022 will be completed and recognized as revenue by December 31, 2023, with the rest thereafter.
Contract Assets and Contract Liabilities
For each of the Company’s contracts with customers, the timing of revenue recognition, customer billings, and cash collections results in a net contract asset or liability at the end of each reporting period.
Fixed-price contracts are typically billed to the customer either using progress payments, whereby amounts are billed monthly as costs are incurred or work is completed, or performance-based payments, which are based upon the achievement of specific, measurable events or accomplishments defined and valued at contract inception. Cost-type contracts are typically billed to the customer on a monthly or semi-monthly basis.
Contract assets
Contract assets relate to instances in which revenue recognized exceeds amounts billed to customers. Contract assets are reclassified to accounts receivable when the Company has an unconditional right to the consideration and bills the customer. Contract assets are classified as current and non-current
based on the estimated timing in which the Company will bill the customer. Contract assets are not considered to include a significant financing component as the payment terms are intended to protect the customer in the event the Company does not perform on its obligations under the contract.
The Company records an allowance for credit losses against its contract assets for amounts not expected to be recovered. The allowance is recognized at inception and is reassessed each reporting period. The allowance for credit losses on contract assets was not material for the periods presented.
The following is a summary of contract assets, net, recognized in the condensed consolidated balance sheets as of the dates presented:

(in thousands)	March 31, 2022	January 1, 2022 (1)

Contract assets, gross	$3,685	$2,757
Allowance for credit losses	(76)	(82)

Contract assets, net	$3,609	$2,675

(1)	Balances reflected are subsequent to the adoption of CECL on January 1, 2022.
As of March 31, 2022 and December 31, 2021, all contract assets were classified as current assets.
There were no material impairments of contract assets during the three months ended March 31, 2022 or 2021.
Contract liabilities
Contract liabilities relate to advance payments and billings in excess of revenue recognized. Contract liabilities are recognized into revenue as the Company satisfies the underlying performance obligations. Contract liabilities are classified as current and non-current
based on the estimating timing in which the Company will satisfy the underlying performance obligations. Contract liabilities are not considered to include a significant financing component as they are generally utilized to procure materials needed to satisfy a performance obligation or are used to ensure the customer meets contractual requirements.
As of March 31, 2022 and December 31, 2021, all contract liabilities were classified as current liabilities.
During the three months ended March 31, 2022 and 2021, the Company recognized revenue of $9.6 million and $7.2 million, respectively, that was previously included in the beginning balance of contract liabilities.
Accounts Receivable
Accounts receivable represent unconditional rights to consideration due from customers in the ordinary course of business and are generally due in one year or less. Accounts receivable are recorded at amortized cost less an allowance for credit losses, which is based on the Company’s assessment of the collectability of its accounts receivable. The Company reviews the adequacy of the allowance for credit losses by considering the age of each outstanding invoice and the collection history of each customer. Accounts receivable that are deemed uncollectible are charged against the allowance for credit losses when identified.
Receivables from products and services for which the U.S. Government is the ultimate customer included in accounts receivable was $16.3 million and $2.1 million as of March 31, 2022 and December 31, 2021, respectively.
The following table presents changes in the allowance for credit losses for the periods presented:

	Three Months Ended March 31,
(in thousands)	2022	2021
Beginning balance	$(945)	$(635)
Adoption of CECL	(39)	—
Provision for credit losses	(26)	(99)
Write-offs	127	3

Ending balance	$(883)	$(731)

Reserve for Anticipated Losses on Contracts
When the estimated
cost-at-completion
exceeds the estimated revenue to be earned for a performance obligation, the Company records a reserve for the anticipated losses in the period the loss is determined. The reserve for anticipated losses on contracts is presented as a current liability in the condensed consolidated balance sheets and as a component of cost of sales in the condensed consolidated statements of operations and comprehensive loss in accordance with ASC
605-35,
Revenue Recognition – Construction-Type and Production-Type Contracts
.
During the three months ended March 31, 2022, the Company increased the reserve for anticipated losses on contracts by $79 thousand. During the three months ended March 31, 2021, the Company decreased the reserve for anticipated losses on contracts by $52 thousand.

Note 2 Revenue and Receivables
The Company adopted Accounting Standards Codification (“ASC”) 606,
Revenue from Contracts with Customers
, using the modified retrospective method on January 1, 2020. The adoption of ASC 606 did not result in an adjustment to accumulated deficit.
Under ASC 606, the Company applies the following five steps in order to recognize revenue from contracts with customers: (i) identify the contract(s) with a customer; (ii) identify the performance obligation(s) in the contract;

(iii) determine the transaction price; (iv) allocate the transaction price to the performance obligation(s) in the contract; and (v) recognize revenue when (or as) the entity satisfies a performance obligation. The Company only applies the five-step model to contracts when it is probable that the entity will collect the consideration it is entitled to in exchange for the goods or services it transfers to the customer.
At contract inception, the Company assesses whether the goods or services promised within the contract represent a performance obligation. A performance obligation is a promise in a contract to transfer a distinct good or service to the customer and is the unit of account in ASC 606. For contracts with multiple performance obligations, the Company allocates the contract’s transaction price to each performance obligation on a relative basis using the best estimate of the stand-alone selling price of each performance obligation, which is estimated using the expected-cost-plus-margin approach. Generally, the Company’s contracts with customers are structured such that the customer has the option to purchase additional goods or services. Customer options to purchase additional goods or services do not represent a separate performance obligation as the prices for such options reflect the stand-alone selling prices for the additional goods or services. The majority of the Company’s contracts with customers have a single performance obligation.
The Company recognizes the transaction price allocated to the respective performance obligation as revenue as the performance obligation is satisfied. The majority of the Company’s contracts with customers relate to the creation of specialized assets that do not have alternative use and entitle the Company to an enforceable right to payment for performance completed to date. Accordingly, the Company generally measures progress towards the satisfaction of a performance obligation over time using the cost-to-cost
input method.
Payments for costs not yet incurred or for costs incurred in anticipation of providing a good or service under a contract with a customer in the future are included in prepaid expenses and other current assets on the consolidated balance sheets.
Estimate-at-Completion
(“EAC”)
As the majority of the Company’s revenue is recognized over time using the cost-to-cost
input method, the recognition of revenue and the estimate of cost-at-completion
is complex, subject to many variables and requires significant judgment.
EAC represents the total estimated
cost-at-completion
and is comprised of direct material, direct labor and manufacturing overhead applicable to a performance obligation. There is a company-wide standard and periodic EAC process in which the Company reviews the progress and execution of outstanding performance obligations. As part of this process, the Company reviews information including, but not limited to, any outstanding key contract matters, progress towards completion and the related program schedule, identified risks and opportunities and the related changes in estimates of revenues and costs. The risks and opportunities include the Company’s judgment about the ability and cost to achieve the schedule (e.g., the number and type of milestone events), technical requirements (e.g., a newly-developed product versus a mature product) and other contract requirements. The Company must make assumptions and estimates regarding labor productivity and availability, the complexity of the work to be performed, the availability of materials, the length of time to complete the performance obligation (e.g., to estimate increases in wages and prices for materials and related support cost allocations), execution by subcontractors, the availability and timing of funding from customers and overhead cost rates, among other variables.
Based on the results of the periodic EAC process, any adjustments to revenue, cost of sales, and the related impact to gross profit are recognized on a cumulative catch-up
basis in the period they become known. These adjustments may result from positive program performance, and may result in an increase in gross profit during the performance of individual performance obligations, if it is determined the Company will be successful in mitigating risks surrounding the technical, schedule and cost aspects of those performance obligations or realizing related opportunities. Likewise, these adjustments may result in a decrease in gross profit if it is determined the Company will not be successful in mitigating these risks or realizing related opportunities. A significant change in one or more of these estimates could affect the profitability of one or more of the Company’s performance obligations.
Contract modifications often relate to changes in contract specifications and requirements. Contract modifications are considered to exist when the modification either creates new or changes the existing enforceable rights and obligations. Most of the Company’s contract modifications are for goods or services that are not distinct from the existing contract due to the significant integration service provided in the context of the contract and are accounted for as if they were part of that existing contract. The effect of a contract modification on the transaction price, and the measure of progress for the performance obligation to which it relates, is recognized as an adjustment to revenue either as an increase in or a reduction of revenue on a cumulative catch-up
basis.
Some of the Company’s long-term contracts contain award fees, incentive fees, or other provisions that can either increase or decrease the transaction price. These variable amounts generally are awarded upon achievement of certain performance metrics, program milestones or cost targets and can be based upon customer discretion. Variable consideration is estimated at the most likely amount to which the Company is expected to be entitled. Estimated amounts are included in the transaction price to the extent it is probable that a significant reversal of cumulative revenue recognized will not occur when the uncertainty associated with the variable consideration is resolved. Estimates of variable consideration and determination of whether to include estimated amounts in the transaction price are based largely on an assessment of the Company’s anticipated performance and all information (historical, current, and forecasted) that is reasonably available. The unfunded portion of enforceable contracts are accounted for as variable consideration.
Disaggregation of Revenue
Below is a summary of the Company’s accounting for the types of revenue under ASC 606:

•
Mission Support: Mission support services primarily relate to the integrated design, manufacture and final assembly of satellites for government and commercial entities. Revenue associated with mission support services is recognized over time using the cost-to-cost
input method. Mission support services are generally either firm-fixed price or cost-plus fee arrangements.

•
Launch Support: Launch support services relates to the design and manufacture of deployment systems in order to launch satellites for government and commercial customers. In addition, the Company will assist in the launch of a satellite into space by coordinating and securing launch opportunities with launch providers on behalf of a customer. Revenue associated with launch support services is recognized over time using the cost-to-cost
input method. In certain instances, revenue associated with ensuring a successful launch of the satellite into space is recognized at a point in time when certain contractual milestones are achieved and invoiced. Launch support services are generally firm-fixed price arrangements.

•
Operations: Operations relates to the monitoring or operation of satellites in orbit on behalf of a customer. Revenue associated with operations is recognized monthly at a fixed contractual rate. Accordingly, the revenue is recognized in proportion to the amount it has the right to invoice for services performed.

•
Studies, Design and Other: Studies, design and other services primarily relate to special consulting studies and other design projects for government and commercial entities. Revenue associated with studies, design and other services is primarily recognized over time using the cost-to-cost
input method. Studies, design, and other are generally either firm-fixed price or cost-plus fee arrangements.

The following tables presents the Company’s disaggregated revenue by offering and customer type for the periods presented:

	Years Ended December 31,
(in thousands)	2021	2020
Mission support	$37,109	$19,362
Launch support	1,144	1,304
Operations	2,039	2,558
Studies, design and other	614	1,655

Revenue	$40,906	$24,879

	Years Ended December 31,
(in thousands)	2021	2020
U.S. Government contracts
Fixed price	$17,036	$8,871
Cost-plus fee	4,912	3,053

	21,948	11,924

Foreign government contracts
Fixed price	4,623	884
Commercial contracts
Fixed price, U.S.	9,005	5,602
Fixed price, International	5,210	6,414
Cost-plus fee	120	55

	14,335	12,071

Revenue	$40,906	$24,879

For U.S. Government contracts, the Company follows U.S. Government procurement and accounting standards in assessing the allowability and the allocability of costs to contracts. Due to the significance of the judgments and estimation processes, it is likely that materially different amounts could be recorded if different assumptions were used or if the underlying circumstances were to change. The Company monitors the consistent application of its critical accounting policies and compliance with contract accounting. Business operations personnel conduct periodic contract status and performance reviews. When adjustments in estimated contract revenues or costs are determined, any material changes from prior estimates are included in earnings in the current period. Also, regular and recurring evaluations of contract cost, scheduling and technical matters are performed by Company personnel who are independent from the business operations personnel performing work under the contract. Costs incurred and allocated to contracts with the U.S. Government are subject to audit by the Defense Contract Audit Agency for compliance with regulatory standards.
Remaining Performance Obligations
Revenue from remaining performance obligations is calculated as the aggregate amount of the transaction price allocated to performance obligations that are unsatisfied (or partially unsatisfied) as of the end of the reporting period on executed contracts, including both funded (firm orders for which funding is authorized and appropriated) and unfunded portions of such contracts. Remaining performance obligations exclude contracts in which the Company recognizes revenue in proportion to the amount it has the right to invoice for services performed and does not include unexercised contract options and potential orders under indefinite delivery/indefinite quantity contracts.
As of December 31, 2021, the Company had approximately $73.9 million of remaining performance obligations, of which the Company expects to recognize $67.1 million during 2022, $6.1 million during 2023, $500 thousand during 2024, and $200 thousand thereafter.
Contract Assets and Contract Liabilities
For each of the Company’s contracts with customers, the timing of revenue recognition, customer billings, and cash collections results in a net contract asset or liability at the end of each reporting period.
Fixed-price contracts are typically billed to the customer either using progress payments, whereby amounts are billed monthly as costs are incurred or work is completed, or performance-based payments, which are based upon the achievement of specific, measurable events or accomplishments defined and valued at contract inception. Cost-type contracts are typically billed to the customer on a monthly or semi-monthly basis.
Contract assets
Contract assets relate to instances in which revenue recognized exceeds amounts billed to customers. Contract assets are reclassified to accounts receivable when the Company has an unconditional right to the consideration and bills the customer. Contract assets are classified as current and non-current
based on the estimated timing in which the Company will bill the customer. Contract assets are not considered to include a significant financing component as the payment terms are intended to protect the customer in the event the Company does not perform on its obligations under the contract.
As of December 31, 2021 and 2020, all contract assets were classified as current assets.
There were no material impairments of contract assets during 2021 or 2020.
Contract liabilities
Contract liabilities relate to advance payments and billings in excess of revenue recognized. Contract liabilities are recognized into revenue as the Company satisfies the underlying performance obligations. Contract liabilities are classified as current and non-current
based on the estimating timing in which the Company will satisfy the underlying performance obligations. Contract liabilities are not considered to include a significant financing component as they are generally utilized to procure materials needed to satisfy a performance obligation or are used to ensure the customer meets contractual requirements.
As of December 31, 2021 and 2020, all contract liabilities were classified as current liabilities.
During 2021 and 2020, the Company recognized revenue of $17.2 million and $9.3 million, respectively, that was previously included in the beginning balance of contract liabilities.
Accounts Receivable
Accounts receivable represent unconditional rights to consideration due from customers in the ordinary course of business and are generally due in one year or less. Accounts receivable are recorded at amortized cost less an allowance for credit losses, which is based on the Company’s assessment of the collectability of its accounts receivable. The Company reviews the adequacy of the allowance for credit losses by considering the age of each outstanding invoice and the collection history of each customer. Accounts receivable that are deemed uncollectible are charged against the allowance for credit losses when identified.
Receivables from products and services ultimately provided to the U.S. Government included in accounts receivable was $2.1 million and $1.6 million as of December 31, 2021 and 2020, respectively.
The following table presents changes in the allowance for credit losses for the periods presented:

	Years Ended December 31,
(in thousands)	2021	2020
Beginning balance	$(635)	$(116)
Provision for credit losses	(407)	(794)
Write-offs	97	275

Ending balance	$(945)	$(635)

Reserve for Anticipated Losses on Contracts
When the estimated
cost-at-completion
exceeds the estimated revenue to be earned for a performance obligation, the Company records a reserve for the anticipated losses in the period the loss is determined. The reserve for anticipated losses on contracts is presented as a current liability in the consolidated balance sheets and as a component of cost of sales in the consolidated statements of operations and comprehensive loss in accordance with ASC
605-35,
Revenue Recognition – Construction-Type and Production-Type Contracts
.
The Company recognized a reduction in cost of sales to offset the previously recognized anticipated losses on contracts of $1.3 million and $4.8 million during 2021 and 2020, respectively.